WARRANTS (Details 1) - Warrant [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of shares	53
Financing 2016 [Member]
Number of shares	30
Weighted Average Exercise price | $ / shares	$ 23
Expiration date	December 2021
Financings 2017 [Member]
Number of shares	22
Weighted Average Exercise price | $ / shares	$ 972
Expiration date	March 2022 through April 2022
Consultant [Member]
Number of shares	1
Weighted Average Exercise price | $ / shares	$ 244,688
Expiration date	August 2023